Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,097,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,256.30
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 1,256.30
Narrative - Max Aggregate Offering Price	$ 9,097,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true